Intangible Assets and Goodwill, Net (Details) - Schedule of ain assumptions used by the Corporation to determine the recoverable value	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Engineering And Construction [Member]
2020
Gross margin	9.23%	11.10%	12.50%
Terminal growth rate	3.80%	3.30%	3.00%
Discount rate	17.66%	11.97%	11.06%
Engineering And Construction [Member] | - Morelco S.A.S. [Member]
2020
Average revenue growth rate	43.19%	23.16%	7.60%
Terminal growth rate	3.80%	3.30%	3.00%
Discount rate	17.66%	11.97%	11.06%
Engineering And Construction [Member] | Vial y Vives - DSD S.A. [Member]
2020
Average revenue growth rate	9.03%	5.00%	5.00%
Terminal growth rate	3.00%	3.00%	2.10%
Discount rate	15.82%	17.60%	13.16%
Electromechanical [Member]
2020
Gross margin	8.13%	9.04%	9.36%
Terminal growth rate	0.00%	0.00%	2.00%
Discount rate	14.89%	13.28%	11.77%